Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 32,226,668	$ 647,235
Accounts Receivable, Net	8,982,768	5,679,580
Deferred Income Taxes	113,000
Inventory	5,230,792	2,499,049
Prepaid Corporate Taxes	87,459
Prepaid Expenses	623,402	122,516
Security Deposit	299,411	324,927
Total Current Assets	47,563,500	9,273,307
PROPERTY AND EQUIPMENT, NET:	615,837	449,972
OTHER ASSETS:
Intangible Asset - Customer List, Net	1,929,294	2,216,128
Due From Stockholder		6,748
Right of Use Asset - Office Leases	1,094,778	1,358,517
Total Other Assets	3,024,072	3,581,393
Total Assets	51,203,409	13,304,672
CURRENT LIABILITIES:
Note Payable - Line of Credit		1,650,000
Current Portion of Long Term Debt		153,133
Current Portion of Wildman Contingent Earn-Out Liability	665,855	402,730
Current Obligation under Right of Use Asset - Office Leases	310,095	299,765
Accounts Payable and Accrued Expenses	4,983,496	3,267,933
Accrued Payroll and Related	836,915	1,021,971
Corporate Income Taxes Payable		231,980
Unearned Revenue	721,608	564,227
Rewards Program Liability	43,878	173,270
Sales Tax Payable	106,824	73,010
Note Payable - Wildman	162,358	162,358
Total Current Liabilities	7,831,029	8,000,377
LONG-TERM LIABILITIES:
Long-Term Debt, Net of Current Portion		766,829
Long-Term Wildman Contingent Earn-Out Liability	976,078	1,850,960
Long-Term Obligation under Right of Use Asset - Office Leases	784,683	1,058,752
Total Long- Term Liabilities	1,760,761	3,676,541
STOCKHOLDER'S EQUITY:
Common Stock, $.0001 Par Value; 300,000,000 Shares Authorized, 19,753,852 and 10,000,000 Shares Issued and Outstanding as of December 31, 2021 and 2020, respectively	1,976	1,000
Additional Paid-In Capital	39,747,649
Retained Earnings	1,861,994	1,626,754
Total Stockholder's Equity	41,611,619	1,627,754
Total Liabilities & Stockholder's Equity	$ 51,203,409	$ 13,304,672